Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 14,678	$ 15,494
Accumulated depreciation	(8,197)	(8,629)
Net property, plant and equipment	6,481	6,865
Land and industrial buildings [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	3,056	3,306
Plant, machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	7,857	8,357
Assets sold with buy-back commitment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	2,775	2,750
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	191	213
Other [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 799	$ 868